                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05987

              Morgan Stanley New York Municipal Money Market Trust
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: December 31, 2007

Date of reporting period: June 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley New York Municipal Money Market Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended June 30, 2007

MARKET CONDITIONS

The Federal Open Market Committee (the "Fed") maintained the federal funds target rate of 5.25 percent throughout the reporting period, marking eight consecutive sessions of unchanged monetary policy. At its last meeting of the period on June 28, 2007, the Fed acknowledged the slowdown in economic growth earlier in the year, but noted that it expects the economy to expand at a moderate pace going forward. The Fed also reiterated that its "predominant" policy concern remains the threat that inflation does not subside as anticipated and that future policy adjustments would be dependent on incoming data about the state of the economy. As of the end of the period, contracts for federal funds futures indicated that the probability of a 25 basis point reduction in the target rate had been pushed off until the second quarter of 2008.

The municipal money market yield curve remained inverted, providing little incentive for tax-exempt money fund managers to extend their portfolio duration (a measure of interest-rate sensitivity). The average portfolio duration of the nearly $400 billion tax-free money fund industry remains historically short at just 19 days. Persistent issuance of Tender Option Bonds (TOBs) continues to pressure yields on cash instruments, as reflected in the Bond Market Association Index, which averaged approximately 3.68 percent for the first half of 2007. In addition, residual redemptions from April tax time kept demand lower for cash instruments, and dealer inventories remained substantial for most of the second quarter of the year. In June, as anticipated, the BMA-LIBOR ratio returned to a more typical relationship of 66 to 68 percent as seasonal bond calls, maturities and bond interest payments introduced healthy cash flows into the market. Looking ahead, improved municipal tax receipts are expected to result in reduced cash flow borrowing this year.

Fitch Ratings upgraded the general obligation rating of New York City to AA-from A+. The upgrade reflects another very strong fiscal year and a budget and financial plan that shows continued prudent fiscal management and conservative revenue forecasting. The city used the fiscal 2007 surplus to fill gaps in the three subsequent years of the financial plan and leaves the city well positioned to deal with future economic downturns. Moody's and Standard & Poor's rate New York City A1 and AA, respectively.

PERFORMANCE ANALYSIS

As of June 30, 2007, Morgan Stanley New York Municipal Money Market Trust had net assets of approximately $71 million and an average portfolio maturity of 27 days. For the six-month period ended June 30, 2007, the Fund provided a total return of 1.57 percent.

For the seven-day period ended June 30, 2007, the Fund provided an effective annualized yield of 3.22 percent and a current yield of 3.17 percent, while its 30-day moving average yield for June was 3.15 percent. Past performance is no guarantee of future results.

We were largely cautious in managing the Fund's portfolio during the period, preferring to avoid the one-year segment of the money market. Consistent with prevailing sentiment, we too believed the Fed would hold interest rates steady. Accordingly, the Fund's weighted average maturity was kept short through most of the period. Primarily, we chose to emphasize short variable-rate paper in light of the relatively flat shape of the municipal money market yield curve.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

   PORTFOLIO COMPOSITION
   Variable Rate Municipal Obligations           90.0%
   Municipal Notes                               10.0

   MATURITY SCHEDULE
     1   -   30 Days                                 92.1%
    31   -   60 Days                                  1.0
    61   -   90 Days                                   --
    91   -   120 Days                                  --
   121   +   Days                                     6.9

Data as of June 30, 2007. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL INVEST IN HIGH QUALITY, SHORT-TERM SECURITIES THAT ARE NORMALLY MUNICIPAL OBLIGATIONS THAT PAY INTEREST EXEMPT FROM FEDERAL AND NEW YORK INCOME TAXES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES

NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/07 - 06/30/07.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             01/01/07 -
                                                                     01/01/07            06/30/07             06/30/07
                                                                   -------------       -------------       ---------------
Actual (1.57% return).......................................         $1,000.00           $1,015.70              $3.02
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,021.94              $3.02

------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 182**/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.83%.

** Adjusted to reflect non-business days accruals.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board noted that the Fund is managed more conservatively than its peers in the performance peer group, which may result in periods of underperformance compared to the performance peer group. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the advisory and administrative fee (together, the "management fee") rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES


The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley New York Municipal Money Market Trust
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON    DEMAND
THOUSANDS                                                               RATE+     DATE*         VALUE
---------------------------------------------------------------------------------------------------------
            New York Tax-Exempt Short-Term Variable Rate Municipal Obligations
            (88.4%)
 $ 2,000    Dutchess County Industrial Development Agency, Marist
              College Ser 2000 A......................................   3.72%   07/09/07   $  2,000,000
   1,400    Long Island Power Authority, Electric System Subser 1A....   3.84    07/02/07      1,400,000
   1,165    Metropolitan Transportation Authority, Transit Facilities
              Ser 1999 A MERLOTs 2000 Ser F (FGIC)....................   3.79    07/09/07      1,165,000
            New York City,
   1,300      Fiscal 2004 Ser A Subser A-5............................   3.75    07/02/07      1,300,000
   1,700      Fiscal 2006 Subser I-4..................................   3.71    07/09/07      1,700,000
   2,000    New York City Housing Development Corporation, 90 West
              Street 2006 Ser A.......................................   3.73    07/09/07      2,000,000
            New York City Industrial Development Agency,
   1,835      Auditory & Oral School Ser 2006.........................   3.74    07/09/07      1,835,000
   3,000      Brooklyn United Methodist Church Home Civic Facility Ser
              2000....................................................   3.72    07/09/07      3,000,000
   1,800      FC Hanson Office Associates LLC Ser 2004................   3.72    07/09/07      1,800,000
   2,000      Jewish Board of Family & Children's Services Ser 2000...   3.76    07/09/07      2,000,000
   1,300      One Bryant Park LLC Ser 2004 A..........................   3.77    07/09/07      1,300,000
   2,200      One Bryant Park LLC Ser 2004 B..........................   3.87    07/02/07      2,200,000
   1,380    New York City Municipal Water Finance Authority, Fiscal
              2005 Ser C P-FLOATs PT-2616 (MBIA)......................   3.77    07/09/07      1,380,000
   3,300    New York City Transitional Finance Authority, Recovery
              Fiscal 2003 Ser 3 Subser 3F.............................   3.84    07/02/07      3,300,000
   2,000    New York State, Environmental Quality Ser 1998 G..........   3.58    07/09/07      2,000,000
            New York State Dormitory Authority,
   3,365      Mount Saint Mary College Ser 2005 (Radian)..............   3.79    07/09/07      3,365,000
   3,300      New York City Court Facilities Ser 2005 B...............   3.61    07/09/07      3,300,000
   2,000      Park Ridge Hospital Ser 2005............................   3.75    07/09/07      2,000,000
     450      The Metropolitan Museum of Art Ser A....................   3.72    07/09/07        450,000
            New York State Housing Finance Agency,
   3,205      Normandie Court I Ser 1991..............................   3.70    07/09/07      3,205,000
   2,300      State Personal Income Tax Economic Development & Housing
                Ser 2005 C (FGIC).....................................   3.77    07/09/07      2,300,000
   1,000    New York State Thruway Authority, Ser 1998 E P-FLOATs
              PA-532..................................................   3.77    07/09/07      1,000,000
   2,800    Oneida County Industrial Development Agency, Mohawk Valley
              Community College Dormitory Corporation Ser 2004 A......   3.74    07/09/07      2,800,000
   1,000    Onondaga County Industrial Development Agency, Crouse
              Health Hospital Ser 2007 A..............................   3.76    07/09/07      1,000,000
   3,000    Ontario County Industrial Development Agency, Frederick
              Ferris Thompson Hospital Civic Facility Ser 2003 B......   3.76    07/09/07      3,000,000
   1,000    Port Authority of New York & New Jersey, Consolidated Ser
              144 ROCs II-R Ser 664...................................   3.88    07/02/07      1,000,000

                       See Notes to Financial Statements

Morgan Stanley New York Municipal Money Market Trust
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON    DEMAND
THOUSANDS                                                               RATE+     DATE*         VALUE
---------------------------------------------------------------------------------------------------------
            Puttable Floating Option Tax-Exempts Receipts,
 $ 1,800      New York State Dormitory Authority Interfaith Medical
                Center P-FLOATs MT-409................................   3.78%   07/09/07   $  1,800,000
   1,500      New York State Thruway Authority Ser 2005 B P-FLOATs
                EC-1098 (Ambac).......................................   3.81    07/09/07      1,500,000
   1,875    Reset Option Certificates Trust II-R, Port Authority of
              New York & New Jersey Consolidated Ser 144 ROCs II-R Ser
              664.....................................................   3.78    07/09/07      1,875,000
   2,000    St Lawrence County Industrial Development Agency,
              Claxton-Hepburn Medical Center Ser 2006.................   3.75    07/09/07      2,000,000
   1,000    Sales Tax Asset Receivable Corporation, 2004 Ser A Eagle #
              20040048 Class A (Ambac)................................   3.79    07/09/07      1,000,000
   2,500    Tompkins County Industrial Development Agency, Tompkins
              Cortland Community College Foundation Inc Ser 2001 A....   3.76    07/09/07      2,500,000
                                                                                            ------------
            Total New York Tax-Exempt Short-Term Variable Rate Municipal Obligations
            (Cost $62,475,000)...........................................................     62,475,000
                                                                                            ------------

                                                                               YIELD TO
                                                                               MATURITY
                                                          COUPON   MATURITY   ON DATE OF
                                                           RATE      DATE      PURCHASE
                                                          ------   --------   ----------
            New York Tax-Exempt Short-Term Municipal Notes
            (9.8%)
   2,771    Canaseraga Village, Ser 2007 BANs, dtd
              03/27/07..................................   4.13%   03/27/08      3.80%        2,771,000
   1,435    Hastings, Ser 2006 BANs, dtd 10/26/06.......   4.25    07/13/07      3.70         1,435,000
   2,000    Haverstraw, Ser 2007 BANs, dtd 03/14/07.....   4.00    03/14/08      3.64         2,004,892
     700    Roosevelt Union Free School District, Ser
              2006 B BANs, dtd 11/28/06.................   4.35    08/02/07      3.75           700,370
                                                                                           ------------
            Total New York Tax-Exempt Short-Term Municipal Notes
            (Cost $6,911,262)...........................................................      6,911,262
                                                                                           ------------

            Total Investments (Cost $69,386,262) (a).......................      98.2%       69,386,262

            Other Assets in Excess of Liabilities..........................       1.8         1,271,645
                                                                                -----      ------------
            Net Assets.....................................................     100.0%     $ 70,657,907
                                                                                =====      ============

10
                       See Notes to Financial Statements

Morgan Stanley New York Municipal Money Market Trust
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED) continued

---------------------

  BANs     Bond Anticipation Notes.
 MERLOTs   Municipal Exempt Receipts-Liquidity Option Tender.
P-FLOATs   Puttable Floating Option Tax-Exempt Receipts.
  ROCs     Reset Option Certificates.
    +      Rate shown is the rate in effect at June 30, 2007.
    *      Date on which the principal amount can be recovered through demand.
   (a)     Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
  Ambac    Ambac Assurance Corporation.
  FGIC     Financial Guaranty Insurance Company.
  MBIA     Municipal Bond Investors Assurance Corporation.
 Radian    Radian Asset Assurance Inc.

                       See Notes to Financial Statements

Morgan Stanley New York Municipal Money Market Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $69,386,262)......  $69,386,262
Cash........................................................       25,258
Receivable for:
    Investment sold.........................................    1,100,000
    Interest................................................      417,719
Prepaid expenses and other assets...........................       28,779
                                                              -----------
    Total Assets............................................   70,958,018
                                                              -----------
Liabilities:
Payable for:
    Shares of beneficial interest redeemed..................      168,054
    Investment advisory fee.................................       11,821
    Distribution fee........................................        5,756
    Administration fee......................................        2,878
    Transfer agent fee......................................          166
Accrued expenses and other payables.........................      111,436
                                                              -----------
    Total Liabilities.......................................      300,111
                                                              -----------
    Net Assets..............................................  $70,657,907
                                                              ===========
Composition of Net Assets:
Paid-in-capital.............................................  $70,657,347
Accumulated undistributed net investment income.............          560
                                                              -----------
    Net Assets..............................................  $70,657,907
                                                              ===========
Net Asset Value Per Share
70,657,874 shares outstanding (unlimited shares authorized
of $.01 par value)..........................................        $1.00
                                                              ===========

                       See Notes to Financial Statements
 12

Morgan Stanley New York Municipal Money Market Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended June 30, 2007 (unaudited)

Net Investment Income:
Interest Income.............................................  $1,399,868
                                                              ----------
Expenses
Investment advisory fee.....................................     169,321
Professional fees...........................................      39,178
Distribution fee............................................      36,140
Shareholder reports and notices.............................      19,494
Administration fee..........................................      18,814
Transfer agent fees and expenses............................      12,184
Custodian fees..............................................       4,197
Registration fees...........................................       3,967
Trustees' fees and expenses.................................       3,736
Other.......................................................       6,392
                                                              ----------
    Total Expenses..........................................     313,423
Less: amounts waived........................................     (85,803)
Less: expense offset........................................      (1,859)
                                                              ----------
    Net Expenses............................................     225,761
                                                              ----------
Net Investment Income.......................................  $1,174,107
                                                              ==========

                       See Notes to Financial Statements

Morgan Stanley New York Municipal Money Market Trust
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED          ENDED
                                                              JUNE 30, 2007   DECEMBER 31, 2006
                                                              -------------   -----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $  1,174,107       $ 1,728,991
Dividends to shareholders from net investment income........    (1,174,159)       (1,728,963)
Net increase (decrease) from transactions in shares of
  beneficial interest.......................................   (22,526,026)       28,076,489
                                                              ------------       -----------
    Net Increase (Decrease).................................   (22,526,078)       28,076,517
Net Assets:
Beginning of period.........................................    93,183,985        65,107,468
                                                              ------------       -----------
End of Period
(Including accumulated undistributed net investment income
of $560 and $612, respectively).............................  $ 70,657,907       $93,183,985
                                                              ============       ===========

                       See Notes to Financial Statements
 14

Morgan Stanley New York Municipal Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley New York Municipal Money Market Trust (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of daily income which is exempt from federal and New York income tax, consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on December 28, 1989 and commenced operations on March 20, 1990.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Fund's financial statements.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and

Morgan Stanley New York Municipal Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED) continued

payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.20% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

The Investment Adviser has agreed to cap the Fund's operating expenses by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent that such operating expenses exceed 0.60% of the average daily net assets of the Fund on an annualized basis.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended June 30, 2007, the distribution fee was accrued at the annual rate of 0.10%.

Effective August 1, 2007, the Plan of Distribution was terminated and the Fund adopted a Shareholder Services Plan (the "Plan"). Pursuant to the Plan, the Fund may pay the Distributor as compensation for the provision of services to shareholders a service fee up to the rate of 0.15% on an annualized basis of the average daily net assets of the Fund.

Morgan Stanley New York Municipal Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED) continued

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended June 30, 2007, aggregated $162,224,519 and $185,695,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2007, included in Trustees' fees and expenses in the Statement of Operations amounted to $2,741. At June 30, 2007, the Fund had an accrued pension liability of $58,281, which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED          ENDED
                                                              JUNE 30, 2007   DECEMBER 31, 2006
                                                              -------------   -----------------
                                                               (unaudited)

Shares sold.................................................   100,819,340       154,896,201
Shares issued in reinvestment of dividends..................     1,173,633         1,728,963
                                                              ------------      ------------
                                                               101,992,973       156,625,164
Shares redeemed.............................................  (124,518,999)     (128,548,675)
                                                              ------------      ------------
Net increase (decrease) in shares outstanding...............   (22,526,026)       28,076,489
                                                              ============      ============

Morgan Stanley New York Municipal Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED) continued

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

7. Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley New York Municipal Money Market Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                             FOR THE SIX                    FOR THE YEAR ENDED DECEMBER 31,
                                            MONTHS ENDED    ----------------------------------------------------------------
                                            JUNE 30, 2007     2006          2005          2004          2003          2002
                                            -------------   --------      --------      --------      --------      --------
                                             (unaudited)
Selected Per Share Data:

Net asset value, beginning of period......      $ 1.00       $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                ------       ------        ------        ------        ------        ------

Net income from investment operations.....       0.016        0.028         0.018         0.005         0.003         0.006

Less dividends from net investment
 income...................................      (0.016)      (0.028)       (0.018)       (0.005)       (0.003)       (0.006)
                                                ------       ------        ------        ------        ------        ------

Net asset value, end of period............      $ 1.00       $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                ======       ======        ======        ======        ======        ======

Total Return..............................        1.57%(2)     2.86%         1.84%         0.55%         0.27%         0.64%

Ratios to Average Net Assets:
Total expenses (before expense offset)....        0.60%(3)(4)  0.60%(4)      0.61%(1)(4)   0.68%(1)(4)   0.79%(1)(4)   0.80%(1)
Net investment income.....................        3.12%(3)(4)  2.84%(4)      1.81%(4)      0.55%(4)      0.27%(4)      0.63%

Supplemental Data:
Net assets, end of period, in thousands...     $70,658      $93,184       $65,107       $70,082       $68,086       $83,485

---------------------

    (1)  Does not reflect the effect of the expense offset of 0.01%.
    (2)  Not annualized.
    (3)  Annualized.
    (4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:



                            EXPENSE         NET INVESTMENT
    PERIOD ENDED             RATIO           INCOME RATIO
  -----------------         -------         --------------
  June 30, 2007              0.83%               2.89%
  December 31, 2006          0.89                2.55
  December 31, 2005          0.86                1.56
  December 31, 2004          0.86                0.37
  December 31, 2003          0.80                0.26

                       See Notes to Financial Statements

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD

(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
New York Municipal Money Market Trust

Semiannual Report
June 30, 2007

[MORGAN STANLEY LOGO]

DWNSAN-IU07-02862P-Y06/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Municipal Money Market Trust


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 9, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 9, 2007


/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 9, 2007


                                        3